SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease
2023 (excluding the nine months ended September 30, 2023)	$ 354,246
2024	130,992	$ 899,044
2025	79,844	127,361
2026	36,366	53,196
2027	8,224	22,433
Thereafter	3,427
Total lease payments	613,099	1,102,034
Less: imputed interest	(15,071)	(23,726)
Total lease liabilities	598,028	1,078,308	$ 1,986,940
Less: current portion	(439,959)	(883,583)	(848,230)
Lease liabilities – non-current portion	$ 158,069	$ 194,725	$ 1,138,710